Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000015901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 7,152,266	$ 7,152,266	$ 7,152,266	$ 5,702,378	$ 5,139,109	$ 7,108,369	$ 6,052,235	$ 5,616,510	$ 4,931,860	$ 5,643,019	$ 4,661,274	$ 4,221,279	$ 5,000,000
Average Annual Return, Percent	25.43%	4.95%	3.64%
C000015900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 14,028	$ 14,028	$ 14,028	11,206	10,121	14,024	11,963	11,123	9,786	11,214	9,286	8,426	10,000
Average Annual Return, Percent	25.18%	4.75%	3.44%
C000015902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Markets ETF Shares Net Asset Value
Account Value	$ 14,316	$ 14,316	$ 14,316	11,411	10,285	14,221	12,102	11,230	9,855	11,281	9,325	8,441	10,000
Average Annual Return, Percent	25.46%	4.98%	3.65%
C000015902 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Emerging Markets ETF Shares Market Price
Average Annual Return, Percent	26.41%	5.13%	3.71%
C000096106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Plus Shares
Account Value	$ 143,352,207	$ 143,352,207	$ 143,352,207	114,262,800	102,980,901	142,428,757	121,226,134	112,473,221	98,725,529	112,930,992	93,299,439	84,448,288	100,000,000
Average Annual Return, Percent	25.46%	4.97%	3.67%
C000035633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 14,249	$ 14,249	$ 14,249	11,367	10,248	14,185	12,079	11,213	9,850	11,275	9,319	8,440	10,000
Average Annual Return, Percent	25.35%	4.91%	3.60%
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Account Value	$ 16,492	$ 16,492	$ 16,492	13,252	11,840	15,713	11,999	12,256	11,023	12,020	9,731	9,642	10,000
Average Annual Return, Percent	24.45%	6.12%	5.13%
Spliced Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced Emerging Markets Index
Account Value	$ 14,585	$ 14,585	$ 14,585	$ 11,478	$ 10,332	$ 14,325	$ 12,091	$ 11,245	$ 9,843	$ 11,270	$ 9,336	$ 8,480	$ 10,000
Average Annual Return, Percent	27.08%	5.34%	3.85%